Note 5 Total group assets by operating segment (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025 [1]
Assets of the Group by operating segments [Line Items]
Assets	€ 965,426	€ 859,576
SPAIN
Assets of the Group by operating segments [Line Items]
Assets	525,713	458,090
MEXICO
Assets of the Group by operating segments [Line Items]
Assets	202,938	182,654
TURKEY
Assets of the Group by operating segments [Line Items]
Assets	98,885	90,702
South America [Member]
Assets of the Group by operating segments [Line Items]
Assets	86,471	76,624
Rest of business [Member]
Assets of the Group by operating segments [Line Items]
Assets	118,016	88,354
Subtotal assets by operating segments [Member]
Assets of the Group by operating segments [Line Items]
Assets	1,032,023	896,424
Corporate Center And Adjustments [Member]
Assets of the Group by operating segments [Line Items]
Assets	€ (66,597)	€ (36,848)

[1]
(1) In the first quarter of 2026 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain immaterial income and expenses were reallocated, in particular, between Spain, Mexico, South America and Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2025 have been revised, which has not affected the consolidated financial information of the Group.